Significant accounting judgements, estimates and assumptions - Schedule of sensitivity analysis for CGU's with respect to change in assumptions (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 21, 2018
Discount Rate [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		100.00%	100.00%
Discount Rate [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	100.00%
Increase In Value Of CGU	$ 1,146
Expected Crude Oil Natural Gas And Natural Gas Liquid [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use		10.00%	10.00%
Decrease In Value Of CGU	$ 20,889			$ 9,707
Expected Crude Oil Natural Gas And Natural Gas Liquid [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Percentage Increase Decrease In Assumptions Used In Value In Use	10.00%
Decrease In Value Of CGU	$ (3,063)